RELATED PARTIES (Details Narrative) - Ensysce Biosciences, Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,000,000	45,300,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.22	$ 0.17
Accounts payable	$ 3,584		$ 12,989
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	67,487,788		71,813,169
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.16		$ 0.15
Chief Executive Officer [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				10,100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.17
Cash compensation	$ 33,146	$ 12,989	$ 129,890
Two Non Employees [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number					100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price					$ 0.17
Board of Directors Chairman [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Convertible debt	2,500,000		2,500,000	$ 2,200,000
Two Members of Board of Directors Including CEO [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Convertible debt	$ 400,000		100,000
Proceeds from convertible debt			$ 100,000